Investments (Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	$ 370,315	$ 358,281
Securities available-for-sale, Gross Unrealized Gains	10,131	9,885
Securities available-for-sale, Gross Unrealized Losses	3,324	7,383
Securities available-for-sale, Estimated Fair Value	377,122	360,783
U.S Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,792	5,868
Securities available-for-sale, Gross Unrealized Gains	96	173
Securities available-for-sale, Estimated Fair Value	3,888	6,041
Obligations Of States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	47,293	55,262
Securities available-for-sale, Gross Unrealized Gains	1,651	1,561
Securities available-for-sale, Gross Unrealized Losses	15	21
Securities available-for-sale, Estimated Fair Value	48,929	56,802
U.S. Government Agencies Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	279,336	220,815
Securities available-for-sale, Gross Unrealized Gains	7,231	6,966
Securities available-for-sale, Gross Unrealized Losses	85	168
Securities available-for-sale, Estimated Fair Value	286,482	227,613
Private Label [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,235	5,117
Securities available-for-sale, Gross Unrealized Gains	37	45
Securities available-for-sale, Gross Unrealized Losses		6
Securities available-for-sale, Estimated Fair Value	3,272	5,156
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	15,402	48,951
Securities available-for-sale, Gross Unrealized Gains	55	941
Securities available-for-sale, Gross Unrealized Losses	2,812	4,735
Securities available-for-sale, Estimated Fair Value	12,645	45,157
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	16,152	16,226
Securities available-for-sale, Gross Unrealized Gains	207	160
Securities available-for-sale, Gross Unrealized Losses	412	1,988
Securities available-for-sale, Estimated Fair Value	15,947	14,398
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	365,210	352,239
Securities available-for-sale, Gross Unrealized Gains	9,277	9,846
Securities available-for-sale, Gross Unrealized Losses	3,324	6,918
Securities available-for-sale, Estimated Fair Value	371,163	355,167
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,381	4,318
Securities available-for-sale, Gross Unrealized Gains	804
Securities available-for-sale, Gross Unrealized Losses		465
Securities available-for-sale, Estimated Fair Value	4,185	3,853
Investment Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,724	1,724
Securities available-for-sale, Gross Unrealized Gains	50	39
Securities available-for-sale, Estimated Fair Value	$ 1,774	$ 1,763